BORROWINGS - Non-recourse borrowings narrative (Details) € in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions				12 Months Ended
		Oct. 19, 2020 USD ($)	Jun. 06, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2020 USD ($)	Oct. 16, 2020 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 BRL (R$)	Dec. 27, 2019 USD ($)	Dec. 27, 2019 EUR (€)	Dec. 23, 2019 USD ($)	Dec. 10, 2019 USD ($)	Dec. 10, 2019 EUR (€)	Dec. 02, 2019 USD ($)	Dec. 02, 2019 CAD ($)	Nov. 25, 2019 USD ($)	Nov. 13, 2019 USD ($)	Oct. 08, 2019 USD ($)	Sep. 25, 2019 USD ($)	Aug. 30, 2019 USD ($)	Aug. 15, 2019 USD ($)	Jun. 21, 2019 USD ($)	Jun. 14, 2019 USD ($)	Jun. 14, 2019 EUR (€)	Jun. 06, 2019 COP ($)	May 29, 2019 USD ($)	Apr. 30, 2019 USD ($)	Feb. 25, 2019 USD ($)	Feb. 25, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings repaid	[1]			$ 341	$ 152	$ 200
Notes Twenty Twenty Five
Disclosure of detailed information about borrowings [line items]
Borrowings repaid		$ 300
January Twenty Thirty | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Carrying value								$ 700
Borrowings, interest rate								4.75%
December Twent Thirty Three | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											2.55%	2.55%
Non-recourse Financing - 20 MW Hydroelectric Facility - Ontario
Disclosure of detailed information about borrowings [line items]
Carrying value																														$ 53	$ 70
Borrowings, interest rate																														4.10%	4.10%
Senior unsecured bonds
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 333																								$ 1,100,000
Senior Unsecured Bonds Maturing Four Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term			4 years
Senior Unsecured Bonds Maturing Eight Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term			8 years
Senior Unsecured Bonds Maturing Fifteen Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term			15 years
Senior Unsecured Bonds Maturing Thirty Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term			30 years
Debt Associated With European Business
Disclosure of detailed information about borrowings [line items]
Carrying value																									$ 365	€ 325.0
Borrowings, interest rate																									3.20%	3.20%
Debt Associated With United States Business
Disclosure of detailed information about borrowings [line items]
Carrying value													$ 150						$ 17	$ 168			$ 45	$ 155
Borrowings, interest rate																			3.30%				2.80%
Upfinancing Associated With North American Business
Disclosure of detailed information about borrowings [line items]
Carrying value																								$ 30
Borrowings, interest rate																				110.00%				3.40%
Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Carrying value				182					$ 600
Debt Associated With Brazil Business
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 47						R$ 187
Borrowings, interest rate				3.80%					3.80%	3.80%
Line of credit facility, amount outstanding				$ 15						R$ 63
Debt Associated With Brazil Business, 2027 Expiration
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 110						R$ 450
Borrowings, interest rate				1.40%					1.40%	1.40%
Debt Associated With Canadian Business
Disclosure of detailed information about borrowings [line items]
Carrying value																$ 472	$ 628
Borrowings, interest rate				3.50%					3.50%	3.50%
Line of credit facility, amount outstanding				$ 228			$ 244
Up-Financing Debt Associated With Canadian Business
Disclosure of detailed information about borrowings [line items]
Carrying value																$ 115	$ 153
Debt Associated With United States solar business | May Twenty Thirty Four
Disclosure of detailed information about borrowings [line items]
Carrying value																												$ 104
Debt Associated With United States Wind business | July Twenty Thirty
Disclosure of detailed information about borrowings [line items]
Carrying value																						$ 131
Debt instrument variable interest rate spread																						3.20%
Debt Associated With United States Wind business | September Twenty Twenty
Disclosure of detailed information about borrowings [line items]
Carrying value																					$ 475
Revolving Credit Fcacility
Disclosure of detailed information about borrowings [line items]
Carrying value																				$ 800
Debt instrument variable interest rate spread																				2.25%
Term Loan
Disclosure of detailed information about borrowings [line items]
Carrying value																				$ 300
Borrowings repaid		$ 350
Debt Associated With Uruguay Wind Buisness
Disclosure of detailed information about borrowings [line items]
Carrying value																													$ 204
Debt Associated With Uruguay Wind Buisness | May Twenty Thirty Nine
Disclosure of detailed information about borrowings [line items]
Carrying value																		$ 172
Debt instrument variable interest rate spread																		3.55%
Upfinancing Assocoated With Uruguay Wind Business
Disclosure of detailed information about borrowings [line items]
Carrying value																													$ 58
Borrowings, interest rate																													2.60%
Percentage Of Debt Bearing Fixed Rate Of Interest																													46.00%
Debt Associated With Spain Wind business | December Twenty Thirty three
Disclosure of detailed information about borrowings [line items]
Carrying value														$ 264	€ 235.8
Debt Associated With Spain Solar business | June Twenty Thirty Five
Disclosure of detailed information about borrowings [line items]
Carrying value											$ 240	€ 213.6
Borrowings, interest rate											2.55%	2.55%
Borrowings Upsize Amount											$ 47	€ 42.0
Debt Associated With Spain Solar business | December Twent Thirty Three
Disclosure of detailed information about borrowings [line items]
Carrying value											240	213.6
Borrowings Upsize Amount											$ 47	€ 42.0
Bottom of range | Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.10%					4.10%	4.10%
Bottom of range | Debt Associated With United States solar business | May Twenty Thirty Four
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread																												2.00%
Bottom of range | Debt Associated With United States Wind business | September Twenty Twenty
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread																					1.00%
Bottom of range | Upfinancing Assocoated With Uruguay Wind Business
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread																													1.94%
Bottom of range | Debt Associated With Spain Wind business | December Twenty Thirty three
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread														1.65%	1.65%
Bottom of range | Upfinancing Associated With Spain solar business | June Twenty Thirty Five
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread											1.90%	1.90%
Bottom of range | Upfinancing Associated With Spain solar business | December Twent Thirty Three
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread											1.90%	1.90%
Top of range | Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.23%					4.23%	4.23%
Top of range | Debt Associated With United States solar business | May Twenty Thirty Four
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread																												2.40%
Top of range | Debt Associated With United States Wind business | September Twenty Twenty
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread																					1.75%
Top of range | Upfinancing Assocoated With Uruguay Wind Business
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread																													2.94%
Top of range | Debt Associated With Spain Wind business | December Twenty Thirty three
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread														2.05%	2.05%
Top of range | Upfinancing Associated With Spain solar business | June Twenty Thirty Five
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread											2.50%	2.50%
Top of range | Upfinancing Associated With Spain solar business | December Twent Thirty Three
Disclosure of detailed information about borrowings [line items]
Debt instrument variable interest rate spread											2.50%	2.50%
IPC | Senior Unsecured Bonds Maturing Four Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.10%																								6.10%
IPC | Senior Unsecured Bonds Maturing Eight Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.00%																								7.00%
IPC | Senior Unsecured Bonds Maturing Fifteen Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.70%																								3.70%
LIBOR | Senior Unsecured Bonds Maturing Thirty Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.00%																								4.00%
LIBOR | Debt Associated With United States Business
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.20%					1.20%	1.20%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).